Dividends Paid	12 Months Ended
Dec. 31, 2017
Dividend Paid [Abstract]
Dividends Paid
Note 25. Dividends Paid
The Company did not declare dividends in 2017, 2016 and 2015. The last and final 2014 quarterly dividends of  $4,388 (or US$0.06 per common share on a pre-Share Consolidation/Split basis) were paid on January 5, 2015 to shareholders of record on December 29, 2014, which was disclosed in the consolidated cash flows statement for the year ended December 31, 2015.